Subsidiary guarantee information (Tables)	12 Months Ended
Dec. 31, 2017
Subsidiary guarantee information
Condensed Financial Statements [Table Text Block]
Condensed consolidating statements of operations
in 2017	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Eliminations and consolidation adjustments	Credit Suisse Group
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	5,294	11,767		17,061	577		(581)	17,057
Interest expense	(4,437)	(5,932)		(10,369)	(632)		501	(10,500)
Net interest income	857	5,835		6,692	(55)		(80)	6,557
Commissions and fees	3,756	7,916		11,672	28		117	11,817
Trading revenues	(23)	1,323		1,300	(55)		72	1,317
Other revenues	942	359		1,301	(911)	[2]	819	1,209
Net revenues	5,532	15,433		20,965	(993)		928	20,900
Provision for credit losses	4	206		210	0		0	210
Compensation and benefits	3,066	6,898		9,964	74		139	10,177
General and administrative expenses	1,929	5,484		7,413	(80)		(498)	6,835
Commission expenses	255	1,174		1,429	3		(2)	1,430
Restructuring expenses	173	223		396	0		59	455
Total other operating expenses	2,357	6,881		9,238	(77)		(441)	8,720
Total operating expenses	5,423	13,779		19,202	(3)		(302)	18,897
Income/(loss) before taxes	105	1,448		1,553	(990)		1,230	1,793
Income tax expense/(benefit)	(42)	2,823		2,781	(7)		(33)	2,741
Net income/(loss)	147	(1,375)		(1,228)	(983)		1,263	(948)
Net income attributable to noncontrolling interests	11	16		27	0		8	35
Net income/(loss) attributable to shareholders	136	(1,391)		(1,255)	(983)		1,255	(983)
1 Includes eliminations and consolidation adjustments.
2 Primarily consists of revenues from investments in Group companies accounted for under the equity method.
Condensed consolidating statements of comprehensive income
in 2017	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Eliminations and consolidation adjustments	Credit Suisse Group
Comprehensive income (CHF million)
Net income/(loss)	147	(1,375)		(1,228)	(983)	1,263	(948)
Gains/(losses) on cash flow hedges	0	(35)		(35)	8	0	(27)
Foreign currency translation	(756)	(259)		(1,015)	1	(17)	(1,031)
Unrealized gains/(losses) on securities	0	(13)		(13)	0	0	(13)
Actuarial gains/(losses)	(7)	28		21	0	674	695
Net prior service credit/(cost)	0	0		0	0	(121)	(121)
Gains/(losses) on liabilities related to credit risk	(33)	(1,651)		(1,684)	(188)	(104)	(1,976)
Other comprehensive income/(loss), net of tax	(796)	(1,930)		(2,726)	(179)	432	(2,473)
Comprehensive income/(loss)	(649)	(3,305)		(3,954)	(1,162)	1,695	(3,421)
Comprehensive income/(loss) attributable to noncontrolling interests	24	(33)		(9)	0	37	28
Comprehensive income/(loss) attributable to shareholders	(673)	(3,272)		(3,945)	(1,162)	1,658	(3,449)
1 Includes eliminations and consolidation adjustments.
Condensed consolidating statements of operations (continued)
in 2016	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Eliminations and consolidation adjustments	Credit Suisse Group
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	5,697	11,678		17,375	284		(285)	17,374
Interest expense	(3,750)	(6,031)		(9,781)	(338)		307	(9,812)
Net interest income	1,947	5,647		7,594	(54)		22	7,562
Commissions and fees	3,582	7,356		10,938	27		127	11,092
Trading revenues	(1,192)	1,563		371	(21)		(37)	313
Other revenues	830	660		1,490	(2,684)	[2]	2,550	1,356
Net revenues	5,167	15,226		20,393	(2,732)		2,662	20,323
Provision for credit losses	(5)	257		252	0		0	252
Compensation and benefits	3,235	7,542		10,777	57		(262)	10,572
General and administrative expenses	4,474	5,411		9,885	(88)		(27)	9,770
Commission expenses	259	1,196		1,455	1		(1)	1,455
Restructuring expenses	209	304		513	0		27	540
Total other operating expenses	4,942	6,911		11,853	(87)		(1)	11,765
Total operating expenses	8,177	14,453		22,630	(30)		(263)	22,337
Income/(loss) before taxes	(3,005)	516		(2,489)	(2,702)		2,925	(2,266)
Income tax expense/(benefit)	(228)	628		400	8		33	441
Net income/(loss)	(2,777)	(112)		(2,889)	(2,710)		2,892	(2,707)
Net income/(loss) attributable to noncontrolling interests	157	(163)		(6)	0		9	3
Net income/(loss) attributable to shareholders	(2,934)	51		(2,883)	(2,710)		2,883	(2,710)
1 Includes eliminations and consolidation adjustments.
2 Primarily consists of revenues from investments in Group companies accounted for under the equity method.
Condensed consolidating statements of comprehensive income (continued)
in 2016	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Eliminations and consolidation adjustments	Credit Suisse Group
Comprehensive income (CHF million)
Net income/(loss)	(2,777)	(112)		(2,889)	(2,710)	2,892	(2,707)
Gains/(losses) on cash flow hedges	0	(22)		(22)	2	0	(20)
Foreign currency translation	604	(106)		498	7	10	515
Unrealized gains/(losses) on securities	0	1		1	0	0	1
Actuarial gains/(losses)	49	161		210	0	184	394
Net prior service credit/(cost)	0	0		0	0	36	36
Gains/(losses) on liabilities related to credit risk	(64)	(1,018)		(1,082)	67	(28)	(1,043)
Other comprehensive income/(loss), net of tax	589	(984)		(395)	76	202	(117)
Comprehensive income/(loss)	(2,188)	(1,096)		(3,284)	(2,634)	3,094	(2,824)
Comprehensive income/(loss) attributable to noncontrolling interests	151	(140)		11	0	(13)	(2)
Comprehensive income/(loss) attributable to shareholders	(2,339)	(956)		(3,295)	(2,634)	3,107	(2,822)
1 Includes eliminations and consolidation adjustments.
Condensed consolidating statements of operations (continued)
in 2015	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Eliminations and consolidation adjustments	Credit Suisse Group
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	7,030	12,312		19,342	277		(278)	19,341
Interest expense	(4,296)	(5,747)		(10,043)	(330)		331	(10,042)
Net interest income	2,734	6,565		9,299	(53)		53	9,299
Commissions and fees	3,932	8,034		11,966	18		60	12,044
Trading revenues	(966)	2,275		1,309	28		3	1,340
Other revenues	508	729		1,237	(2,969)	[2]	2,846	1,114
Net revenues	6,208	17,603		23,811	(2,976)		2,962	23,797
Provision for credit losses	5	319		324	0		0	324
Compensation and benefits	3,805	7,851		11,656	76		(186)	11,546
General and administrative expenses	2,242	6,493		8,735	(110)		(51)	8,574
Commission expenses	288	1,335		1,623	1		(1)	1,623
Goodwill impairment	0	3,797		3,797	0		0	3,797
Restructuring expenses	193	132		325	0		30	355
Total other operating expenses	2,723	11,757		14,480	(109)		(22)	14,349
Total operating expenses	6,528	19,608		26,136	(33)		(208)	25,895
Income/(loss) before taxes	(325)	(2,324)		(2,649)	(2,943)		3,170	(2,422)
Income tax benefit	37	451		488	1		34	523
Net income/(loss)	(362)	(2,775)		(3,137)	(2,944)		3,136	(2,945)
Net income/(loss) attributable to noncontrolling interests	143	(150)		(7)	0		6	(1)
Net income/(loss) attributable to shareholders	(505)	(2,625)		(3,130)	(2,944)		3,130	(2,944)
1 Includes eliminations and consolidation adjustments.
2 Primarily consists of revenues from investments in Group companies accounted for under the equity method.
Condensed consolidating statements of comprehensive income (continued)
in 2015	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Eliminations and consolidation adjustments	Credit Suisse Group
Comprehensive income (CHF million)
Net income/(loss)	(362)	(2,775)		(3,137)	(2,944)	3,136	(2,945)
Gains/(losses) on cash flow hedges	0	24		24	(8)	0	16
Foreign currency translation	55	(1,204)		(1,149)	(3)	(4)	(1,156)
Unrealized gains/(losses) on securities	(2)	(2)		(4)	0	0	(4)
Actuarial gains/(losses)	24	21		45	0	(706)	(661)
Net prior service credit/(cost)	(14)	0		(14)	0	169	155
Other comprehensive income/(loss), net of tax	63	(1,161)		(1,098)	(11)	(541)	(1,650)
Comprehensive income/(loss)	(299)	(3,936)		(4,235)	(2,955)	2,595	(4,595)
Comprehensive income/(loss) attributable to noncontrolling interests	784	(810)		(26)	0	7	(19)
Comprehensive income/(loss) attributable to shareholders	(1,083)	(3,126)		(4,209)	(2,955)	2,588	(4,576)
1 Includes eliminations and consolidation adjustments.
Condensed consolidating balance sheets
end of 2017	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Eliminations and consolidation adjustments	Credit Suisse Group
Assets (CHF million)
Cash and due from banks	3,058	106,452		109,510	516	(211)	109,815
Interest-bearing deposits with banks	32	689		721	493	(488)	726
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	58,212	57,134		115,346	0	0	115,346
Securities received as collateral	5,422	32,652		38,074	0	0	38,074
Trading assets	24,602	132,172		156,774	0	(440)	156,334
Investment securities	245	1,944		2,189	15,612	(15,610)	2,191
Other investments	902	4,991		5,893	45,517	(45,446)	5,964
Net loans	12,456	270,781		283,237	0	(4,088)	279,149
Premises and equipment	1,001	3,444		4,445	0	241	4,686
Goodwill	722	3,314		4,036	0	706	4,742
Other intangible assets	195	28		223	0	0	223
Brokerage receivables	19,717	27,251		46,968	0	0	46,968
Other assets	11,217	19,739		30,956	389	726	32,071
Total assets	137,781	660,591		798,372	62,527	(64,610)	796,289
Liabilities and equity (CHF million)
Due to banks	270	15,141		15,411	755	(753)	15,413
Customer deposits	1	362,302		362,303	0	(1,141)	361,162
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	15,352	11,144		26,496	0	0	26,496
Obligation to return securities received as collateral	5,422	32,652		38,074	0	0	38,074
Trading liabilities	6,549	32,583		39,132	0	(13)	39,119
Short-term borrowings	12,224	14,154		26,378	0	(489)	25,889
Long-term debt	50,396	121,646		172,042	19,357	(18,367)	173,032
Brokerage payables	21,585	21,718		43,303	0	0	43,303
Other liabilities	10,454	21,229		31,683	513	(584)	31,612
Total liabilities	122,253	632,569		754,822	20,625	(21,347)	754,100
Total shareholders' equity	15,409	27,261		42,670	41,902	(42,670)	41,902
Noncontrolling interests	119	761		880	0	(593)	287
Total equity	15,528	28,022		43,550	41,902	(43,263)	42,189

Total liabilities and equity	137,781	660,591		798,372	62,527	(64,610)	796,289
1 Includes eliminations and consolidation adjustments.
Condensed consolidating balance sheets (continued)
end of 2016	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Eliminations and consolidation adjustments	Credit Suisse Group
Assets (CHF million)
Cash and due from banks	2,491	118,575		121,066	938	(843)	121,161
Interest-bearing deposits with banks	3,520	(2,753)		767	5	0	772
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	82,363	52,476		134,839	0	0	134,839
Securities received as collateral	30,914	1,650		32,564	0	0	32,564
Trading assets	48,914	116,478		165,392	0	(242)	165,150
Investment securities	511	1,975		2,486	4,173	(4,170)	2,489
Other investments	1,146	5,571		6,717	44,753	(44,693)	6,777
Net loans	12,809	266,151		278,960	126	(3,110)	275,976
Premises and equipment	990	3,676		4,666	0	45	4,711
Goodwill	756	3,433		4,189	0	724	4,913
Other intangible assets	179	34		213	0	0	213
Brokerage receivables	17,461	15,970		33,431	0	0	33,431
Other assets	13,119	23,656		36,775	244	(154)	36,865
Total assets	215,173	606,892		822,065	50,239	(52,443)	819,861
Liabilities and equity (CHF million)
Due to banks	77	22,723		22,800	2,943	(2,943)	22,800
Customer deposits	8	357,216		357,224	0	(1,391)	355,833
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	54,900	(21,884)		33,016	0	0	33,016
Obligation to return securities received as collateral	30,914	1,650		32,564	0	0	32,564
Trading liabilities	10,125	34,827		44,952	0	(22)	44,930
Short-term borrowings	17,110	(1,725)		15,385	0	0	15,385
Long-term debt	41,481	151,014		192,495	5,078	(4,258)	193,315
Brokerage payables	28,706	11,146		39,852	0	0	39,852
Other liabilities	14,992	24,927		39,919	321	(385)	39,855
Total liabilities	198,313	579,894		778,207	8,342	(8,999)	777,550
Total shareholders' equity	17,006	25,783		42,789	41,897	(42,789)	41,897
Noncontrolling interests	(146)	1,215		1,069	0	(655)	414
Total equity	16,860	26,998		43,858	41,897	(43,444)	42,311

Total liabilities and equity	215,173	606,892		822,065	50,239	(52,443)	819,861
1 Includes eliminations and consolidation adjustments.
Condensed consolidating statements of cash flows
in 2017	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Eliminations and consolidation adjustments	Credit Suisse Group
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	7,840	(16,330)		(8,490)	(142)	[2]	90	(8,542)
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	0	40		40	(488)		488	40
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	20,626	(6,340)		14,286	0		0	14,286
Purchase of investment securities	0	(86)		(86)	(5,673)		5,673	(86)
Proceeds from sale of investment securities	0	14		14	0		0	14
Maturities of investment securities	104	318		422	0		0	422
Investments in subsidiaries and other investments	(206)	(888)		(1,094)	(4,101)		4,101	(1,094)
Proceeds from sale of other investments	488	1,479		1,967	0		3	1,970
(Increase)/decrease in loans	3,131	(17,910)		(14,779)	(5,336)		6,441	(13,674)
Proceeds from sales of loans	0	9,938		9,938	0		0	9,938
Capital expenditures for premises and equipment and other intangible assets	(295)	(655)		(950)	0		(118)	(1,068)
Proceeds from sale of premises and equipment and other intangible assets	2	58		60	0		(59)	1
Other, net	41	24		65	0		0	65
Net cash provided by/(used in) investing activities of continuing operations	23,891	(14,008)		9,883	(15,598)		16,529	10,814
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	191	2,996		3,187	(2,189)		2,425	3,423
Increase/(decrease) in short-term borrowings	(4,113)	9,620		5,507	0		(489)	5,018
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(37,382)	32,131		(5,251)	0		0	(5,251)
Issuances of long-term debt	30,223	13,344		43,567	14,035		(14,046)	43,556
Repayments of long-term debt	(19,174)	(43,470)		(62,644)	0		90	(62,554)
Issuances of common shares	0	0		0	4,253		0	4,253
Sale of treasury shares	0	0		0	0		12,034	12,034
Repurchase of treasury shares	0	0		0	(630)		(12,127)	(12,757)
Dividends paid	(9)	(4)		(13)	(584)		7	(590)
Other, net	(780)	4,315		3,535	433		(3,891)	77
Net cash provided by/(used in) financing activities of continuing operations	(31,044)	18,932		(12,112)	15,318		(15,997)	(12,791)
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(120)	(717)		(837)	0		10	(827)
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	567	(12,123)		(11,556)	(422)		632	(11,346)

Cash and due from banks at beginning of period	2,491	118,575		121,066	938		(843)	121,161
Cash and due from banks at end of period	3,058	106,452		109,510	516		(211)	109,815
1 Includes eliminations and consolidation adjustments.
2
Consists of dividend payments from Group companies of CHF 10 million and CHF 14 million from bank and non-bank subsidiaries, respectively, and other cash items from parent company operations such as Group financing.

Condensed consolidating statements of cash flows (continued)
in 2016	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Eliminations and consolidation adjustments	Credit Suisse Group
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	9,618	17,390		27,008	(22)	[2]	(211)	26,775
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	(3,320)	3,437		117	0		0	117
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	18,365	(25,421)		(7,056)	0		0	(7,056)
Purchase of investment securities	0	(88)		(88)	0		0	(88)
Proceeds from sale of investment securities	0	14		14	0		0	14
Maturities of investment securities	199	164		363	0		0	363
Investments in subsidiaries and other investments	(355)	(1,002)		(1,357)	(710)		664	(1,403)
Proceeds from sale of other investments	2,067	(374)		1,693	0		44	1,737
(Increase)/decrease in loans	3,038	(7,259)		(4,221)	15		461	(3,745)
Proceeds from sales of loans	0	2,468		2,468	0		0	2,468
Capital expenditures for premises and equipment and other intangible assets	(329)	(835)		(1,164)	0		0	(1,164)
Proceeds from sale of premises and equipment and other intangible assets	50	5		55	0		0	55
Other, net	27	723		750	0		(1)	749
Net cash provided by/(used in) investing activities of continuing operations	19,742	(28,168)		(8,426)	(695)		1,168	(7,953)
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	20	10,217		10,237	792		(762)	10,267
Increase/(decrease) in short-term borrowings	(5,781)	12,375		6,594	(300)		300	6,594
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(23,838)	9,313		(14,525)	0		0	(14,525)
Issuances of long-term debt	1	52,943		52,944	0		40	52,984
Repayments of long-term debt	(2,993)	(44,139)		(47,132)	0		0	(47,132)
Issuances of common shares	0	0		0	725		0	725
Sale of treasury shares	0	0		0	323		15,844	16,167
Repurchase of treasury shares	0	0		0	(455)		(15,742)	(16,197)
Dividends paid	(1)	(144)		(145)	(493)		145	(493)
Other, net	(143)	1,187		1,044	93		(760)	377
Net cash provided by/(used in) financing activities of continuing operations	(32,735)	41,752		9,017	685		(935)	8,767
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	67	1,146		1,213	28		3	1,244
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	(3,308)	32,120		28,812	(4)		25	28,833

Cash and due from banks at beginning of period	5,799	86,455		92,254	942		(868)	92,328
Cash and due from banks at end of period	2,491	118,575		121,066	938		(843)	121,161
1 Includes eliminations and consolidation adjustments.
2
Consists of dividend payments from Group companies of CHF 145 million and CHF 41 million from bank and non-bank subsidiaries, respectively, and other cash items from parent company operations such as Group financing.

Condensed consolidating statements of cash flows (continued)
in 2015	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Eliminations and consolidation adjustments	Credit Suisse Group
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	10,030	5,149		15,179	129	[2]	(240)	15,068
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	(1)	301		300	(5)		54	349
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	46,634	(9,670)		36,964	0		0	36,964
Purchase of investment securities	0	(376)		(376)	0		0	(376)
Proceeds from sale of investment securities	1	18		19	0		0	19
Maturities of investment securities	68	840		908	0		0	908
Investments in subsidiaries and other investments	(436)	(119)		(555)	(5,310)		5,271	(594)
Proceeds from sale of other investments	1,257	639		1,896	18		24	1,938
(Increase)/decrease in loans	4,074	(9,351)		(5,277)	210		(379)	(5,446)
Proceeds from sales of loans	0	1,579		1,579	0		0	1,579
Capital expenditures for premises and equipment and other intangible assets	(322)	(779)		(1,101)	0		(1)	(1,102)
Proceeds from sale of premises and equipment and other intangible assets	3	10		13	0		0	13
Other, net	33	376		409	0		0	409
Net cash provided by/(used in) investing activities of continuing operations	51,311	(16,532)		34,779	(5,087)		4,969	34,661
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	(1,355)	(27,719)		(29,074)	(475)		400	(29,149)
Increase/(decrease) in short-term borrowings	10,090	(28,238)		(18,148)	300		(300)	(18,148)
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(35,303)	13,154		(22,149)	0		0	(22,149)
Issuances of long-term debt	8,511	69,373		77,884	0		(26)	77,858
Repayments of long-term debt	(41,953)	(7,592)		(49,545)	(30)		210	(49,365)
Issuances of common shares	0	0		0	6,035		0	6,035
Sale of treasury shares	0	0		0	3		18,749	18,752
Repurchase of treasury shares	0	0		0	(1,044)		(18,717)	(19,761)
Dividends paid	(3)	(147)		(150)	(415)		138	(427)
Other, net	(497)	5,284		4,787	608		(5,209)	186
Net cash provided by/(used in) financing activities of continuing operations	(60,510)	24,115		(36,395)	4,982		(4,755)	(36,168)
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	18	(598)		(580)	1		(3)	(582)
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	849	12,134		12,983	25		(29)	12,979

Cash and due from banks at beginning of period	4,950	74,321		79,271	917		(839)	79,349
Cash and due from banks at end of period	5,799	86,455		92,254	942		(868)	92,328
1 Includes eliminations and consolidation adjustments.
2
Consists of dividend payments from Group companies of CHF 150 million and CHF 35 million from bank and non-bank subsidiaries, respectively, and other cash items from parent company operations such as Group financing.